July 31, 2020

Ryan Sutcliffe, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price U.S. Treasury Funds, (“Registrant”)
on behalf of the following classes:

 U.S. Treasury Intermediate Fund, to be renamed T. Rowe Price U.S. Treasury Intermediate Index Fund

 U.S. Treasury Intermediate Fund—I Class, to be renamed T. Rowe Price U.S. Treasury Intermediate Index Fund—I Class

 U.S. Treasury Long-Term Fund, to be renamed T. Rowe Price U.S. Treasury Long-Term Index Fund

 U.S. Treasury Long-Term Fund—I Class, to be renamed T. Rowe Price U.S. Treasury Long-Term Index Fund—I Class

 U.S. Treasury Long-Term Fund—Z Class, to be renamed T. Rowe Price U.S. Treasury Long-Term Index Fund—Z Class

File Nos.: 033-30531/811-5860

Dear Mr. Sutcliffe:

Pursuant to Section 6 of the Securities Act of 1933 (“1933 Act”), Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No 52 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects a name change, investment strategy change, and material change to the fee and expense structure for both the U.S. Treasury Intermediate Fund (“UST Intermediate”) and U.S. Treasury Long-Term Fund (“UST Long”). These changes will become effective on October 1, 2020 for both UST Intermediate and UST Long; however, the name change, strategy change, and fee change for UST Long are contingent upon shareholder approval of the fund’s investment objective change as described below.

We note that UST Long expects to change its investment objective to better align with its new index strategy. Although the fund’s board of directors has approved the investment objective change, the change will also require shareholder approval since the investment objective is a fundamental policy of the fund. We expect to file a preliminary proxy statement on August 7, 2020 regarding the investment objective change. Based on the current level of ownership of UST Long’s outstanding shares, we strongly believe that shareholder approval will be successfully obtained in advance of October 1, 2020. If shareholder approval is not obtained by October 1, 2020, we will make the necessary modifications to this Amendment to delay the effectiveness of the changes solely with respect to UST Long.

The SAI is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds and the Exchange-Traded funds). Certain changes have been made in the text of the SAI to reflect the addition of the new classes.

July 31, 2020

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The filing is scheduled to go effective on October 1, 2020.

If you have any questions about this filing, please give me a call at 410-345-6646.

Sincerely,

/s/Brian R. Poole
Brian R. Poole
Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.